Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Schedule of Disaggregation of Revenue [Abstarct]
Wealth management		¥ 95,013		¥ 171,541	¥ 176,589
Distribution commissions		93,188		168,489	176,573
-- One-time commissions recognized at a point in time		31,993		80,943	109,308
-- Recurring management fees recognized over time		61,195		87,546	67,265
Performance-based distribution fees recognized at a point in time		1,825		3,052	16
Asset management		1,983		5,890	13,464
Management fees recognized over time		1,887		3,476	5,626
Performance-based fees recognized at a point in time		96		2,414	7,838
Consulting and other services		17,444		11,310	1,147
Insurance consulting services recognized at a point in time	[1]	9,649		9,394	1,138
Other services	[2]	7,795		1,916	9
Total		¥ 114,440	$ 15,782	¥ 188,741	¥ 191,200

[1]	Insurance consulting services were started from January 2021, and were recognized at a point in time.
[2]	Other services primarily consist of consulting services for trust and family wealth inheritance recognized at a point in time.